Income Taxes Effective Tax Rate (Details)	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%	35.00%
Tax on income of foreign subsidiaries	(7.50%)	3.40%	(4.80%)
Domestic manufacturing deduction	0.00%	0.00%	(1.50%)
U.S. state and local income taxes, net of federal tax benefit	1.10%	1.60%	1.10%
Audit settlements and changes in uncertain tax positions	1.30%	(0.30%)	(0.20%)
U.S. Tax Reform discrete income tax benefit	0	0.005	(1.290)
Global intangible low-taxed income	1.80%	(0.50%)	0.00%
Goodwill impairment	9.30%	(15.10%)	0.00%
Wind-up of non-U.S. pension plans	0.00%	(0.40%)	0.00%
Losses/(gains) related to acquisitions and divestitures	1.00%	0.10%	0.00%
Movement of valuation allowance reserves	1.30%	0.00%	0.00%
Other	(1.90%)	(0.90%)	(1.20%)
Effective tax rate	27.40%	9.40%	(100.60%)